Investments in subsidiaries, joint ventures and associates (Details - Textuals) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Disclosure of joint ventures [line items]
Acquisition of Subsidiary	R$ 273,325
Hidrovias do Brasil S.A. [member]
Disclosure of joint ventures [line items]
Acquisition of Subsidiary	R$ 117,276
UVC Investimentos Ltda. [Member] | Advances for investments - Virtu GNL [member]
Disclosure of joint ventures [line items]
Percentage of equity interest acquired	37.50%